TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income before taxes on income
	Year ended December 31
	2022	2021	2020
Israel	$102,013	$68,924	$38,941
Foreign	2,506	8,875	4,376
	$104,519	$77,799	$43,317

Schedule of provision for income taxes
	Year ended December 31
	2022	2021	2020
Current:
Israel	$(93)	$103	$153
Foreign	1,389	697	1,011
Total current taxes	1,296	800	1,164
Deferred:
Israel	-	-	-
Foreign	2,535	1,694	544
Total deferred taxes	2,535	1,694	544
Total income taxes	$3,831	$2,494	$1,708

Schedule of effective income tax rate reconciliation
	Year ended December 31
	2022	2021	2020

Loss before income taxes	$104,519	$77,799	$43,317
Statutory tax rate	23%	23%	23%
Theoretical income tax benefit	$(24,039)	$(17,894)	$(9,963)
Preferred technology enterprise	11,221	7,582	4,284
Foreign rate differential	(300)	(597)	213
Unrecognized tax benefits	1,348	3,159	1,272
Changes in valuation allowance	11,421	7,498	3,827
Share-based compensation	3,745	2,519	1,327
Non-deductible expenses	513	234	790
Other	(78)	(7)	(42)
Actual tax expense	$3,831	$2,494	$1,708

Schedule of deferred tax assets and liabilities
	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$43,437	$36,373
Research and development expenses	5,398	4,304
Accruals and reserves	2,088	2,541
Issuance costs	914	1,827
Share-based compensation	4,318	1,576
Operating lease liability	2,115	-
Other deferred assets	805	636
Gross deferred tax assets	59,075	47,257
Valuation allowance	(51,164)	(40,019)
Total deferred tax assets	7,911	7,238
Deferred tax liabilities:
Deferred contract costs	(13,313)	(11,687)
Operating lease ROU asset	(1,667)	-
Other deferred tax liabilities	(261)	(346)
Gross deferred tax liabilities	(15,241)	(12,033)
Net deferred taxes	$(7,330)	$(4,795)

Schedule of changes in gross amount of unrecognized tax benefits
Unrecognized Tax Benefits
Balance - December 31, 2019	437
Increases related to prior years’ tax positions	209
Increases related to current years’ tax positions	1,063
Balance - December 31, 2020	1,709
Increases related to prior years’ tax positions	175
Increases related to current years’ tax positions	2,984
Balance - December 31, 2021	4,868
Decrease related to prior years’ tax positions	(287)
Increases related to current years’ tax positions	1,635
Balance - December 31, 2022	$6,216